INCOME TAXES 5 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Unused Domestic NOL Expiring 2032 [Member] | San Diego Gas and Electric Company [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 867
Unused Domestic NOL Expiring 2032 [Member] | Southern California Gas Company [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	210
Net Operating Loss Carryforward Foreign [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	312
Net Operating Loss Unused U.S. Federal Consolidated NOLs From Excess Tax Deductions Related To Employee Stock Expense [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	266
Unused NOL Expiring, Starting In 2031 [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	4,900
NetOperating Loss Carryforward NOLs Unused US State NOLs Expiring Between 2015 And 2034 [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	2,700
State Tax Credits Expiring Starting in 2016 [Member]
Operating Loss Carryforwards [Line Items]
Unused State General Business Tax Credits	31
Federal Tax Credits Expiring Starting in 2031 [Member] | San Diego Gas and Electric Company [Member]
Operating Loss Carryforwards [Line Items]
Unused Federal General Business Tax Credits	12
Federal Tax Credits Expiring Starting in 2031 [Member] | Southern California Gas Company [Member]
Operating Loss Carryforwards [Line Items]
Unused Federal General Business Tax Credits	11
Federal Tax Credits Expiring Starting in 2032 [Member]
Operating Loss Carryforwards [Line Items]
Unused Federal General Business Tax Credits	182
Unused ForeignTax Credits Expiring in 2024 [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 52